Average headcount and number of branches - Schedule of average number of employees (Details)	6 Months Ended
	Jun. 30, 2026 employee	Jun. 30, 2025 employee people
Number of employees
Men	90,638	94,530
Women	95,173	100,872
Average number of employees	185,811	195,402
Aggregate continuing and discontinued operations
Number of employees
Average number of employees | people		206,045
Bank
Number of employees
Men	11,493	11,913
Women	11,121	11,451
Average number of employees	22,614	23,364